COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Investment in equity accounted investments		$ 4	$ 420	$ 4	$ 420
TransAlta
Disclosure of finance lease and operating lease by lessee [line items]
Increase in ownership percentage						9.00%
Tranche 2 | TransAlta
Disclosure of finance lease and operating lease by lessee [line items]
Capital commitments						$ 400
X-Elio
Disclosure of finance lease and operating lease by lessee [line items]
Investment in equity accounted investments	$ 500
Ownership interest	25.00%